Unaudited Quarterly Data	12 Months Ended
Dec. 31, 2021
Unaudited Quarterly Data
Unaudited Quarterly Data

(27) Unaudited Quarterly Data

Quarter Ended	March 31		June 30		September 30		December 31		Total
Fiscal year 2021	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$
Revenue	101,624	15,511	100,582	15,578	102,009	15,832	92,584	14,528	396,799	62,266
Gross profit	42,450	6,479	39,854	6,172	38,052	5,906	28,541	4,478	148,897	23,365
Net income (loss)	31,365	4,788	19,806	3,068	26,686	4,142	11,356	1,781	89,213	14,000
Basic and diluted earnings (loss) per share	9.60	1.47	6.06	0.94	8.17	1.27	3.48	0.55	27.32	4.29